Loan Payable	12 Months Ended
Dec. 31, 2024
Loan Payable [Abstract]
LOAN PAYABLE

NOTE 13 – LOAN PAYABLE

In August 2023, the Company borrowed $241,750 from HuaMei Trading Management Limited for working capital needs. The borrowing is short-term in nature, non-interest bearing, unsecured and repayable on demand. The borrowing was repaid in April 2024. The balance of loan payable of the Company is nil and $241,750 as of December 31, 2024 and 2023.